UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Transamerica Investment Management, LLC
Address: 11111 Santa Monica Blvd.
         Suite 820
         Los Angeles, CA  90025

13F File Number:  28-00621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul J. Houk
Title:     General Counsel
Phone:     502-560-2012

Signature, Place, and Date of Signing:

     /s/ Paul J. Houk     Louisville, KY     January 25, 2012


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     0

Form13F Information Table Value Total:     $0 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


No.	13F File Number	Name
01	028-00136	Transamerica Corporation


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

						FORM 13F INFORMATION TABLE
					  TRANSAMERICA INVESTMENT MANAGEMENT, LLC
						  AS OF December 31, 2011


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE
